Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Transfer from investments	$ 412	$ 8,000	$ 8,200
Liabilities for collateral received	$ 76,400	$ 158,100	$ 69,800